Loncar China BioPharma ETF
Schedule of Investments
May 31, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Biotechnology - 53.4% (a)
10,000	3D Medicines, Inc. (b)	$95,040
85,000	3SBio, Inc. (c)	85,996
29,400	AIM Vaccine Company, Ltd. (b)	195,293
15,000	Akeso, Inc. (b)(c)	66,873
47,000	Alphamab Oncology (b)(c)	48,031
99,000	Antengene Corporation, Ltd. (b)(c)	23,396
24,400	Ascentage Pharma Group International (b)(c)	63,585
121,000	Ascletis Pharma, Inc. (b)(c)	28,595
507	BeiGene, Ltd. - ADR (b)	112,012
62,000	Brii Biosciences, Ltd. (b)	29,621
10,400	CanSino Biologics, Inc. - H Shares (c)	38,660
39,000	CARsgen Therapeutics Holdings, Ltd. (b)(c)	51,713
876,000	CK Life Sciences Int’l Holdings, Inc.	87,284
198,000	Clover Biopharmaceuticals, Ltd. (b)	28,834
106,500	CStone Pharmaceuticals (b)(c)	38,637
32,500	Everest Medicines, Ltd. (b)(c)	45,170
28,000	Genscript Biotech Corporation (b)	61,950
156,000	HBM Holdings, Ltd. (b)(c)	33,877
4,953	Hutchmed China, Ltd. - ADR (b)	59,436
12,898	I-Mab - ADR (b)	39,984
55,000	Immunotech Biopharm, Ltd. (b)	28,946
51,000	InnoCare Pharma, Ltd. (b)(c)	47,363
16,500	Innovent Biologics, Inc. (b)(c)	77,354
73,200	Jacobio Pharmaceuticals Group Company, Ltd. (b)(c)	54,982
29,000	Jiangsu Recbio Technology Company, Ltd. - H Shares (b)(c)	45,566
96,000	JW Cayman Therapeutics Company, Ltd. (b)(c)	35,196
9,500	Keymed Biosciences, Inc. (b)(c)	49,452
48,000	Kintor Pharmaceutical, Ltd. (b)(c)	23,545
1,841	Legend Biotech Corporation - ADR (b)	118,137
98,000	Lepu Biopharma Company, Ltd. - H Shares (b)(c)	74,862
27,778	LianBio - ADR (b)	69,445
65,000	Ocumension Therapeutics (b)(c)	57,625
11,000	Remegen Company, Ltd. - H Shares (b)(c)	47,565
18,200	Shanghai Haohai Biological Technology Company, Ltd. - H Shares (c)	80,442
19,800	Shanghai Junshi Biosciences Company, Ltd. - H Shares (b)(c)	64,624
218,500	Sino Biopharmaceutical, Ltd.	104,111
9,400	Sirnaomics, Ltd. (b)(c)	57,097
276,000	Viva Biotech Holdings (b)(c)	53,943
2,344	Zai Lab, Ltd. - ADR (b)	76,157
90,000	Zhaoke Ophthalmology, Ltd. (b)(c)	28,627
		2,429,026
	Biotechnology Services - 8.1%
9,700	Hangzhou Tigermed Consulting Company, Ltd. - H Shares (c)	72,735
18,240	Joinn Laboratories China Company, Ltd. - H Shares (c)	65,940
18,300	Pharmaron Beijing Company, Ltd. - H Shares (c)	67,559
10,257	WuXi AppTec Company, Ltd. - H Shares (c)	84,512
15,000	Wuxi Biologics Cayman, Inc. (b)(c)	76,741
		367,487
	Diagnostics - 2.9%
20,765	Burning Rock Biotech, Ltd. - ADR (b)	54,197
21,500	New Horizon Health, Ltd. (b)(c)	77,313
		131,510
	Pharmaceutical Distribution - 2.6%
36,700	Sinopharm Group Company, Ltd. - H Shares	120,251

	Pharmaceutical Manufacturing - 3.2%
151,000	SSY Group, Ltd.	92,973
63,800	YiChang HEC ChangJiang Pharmaceutical Company, Ltd. - H Shares (b)(c)	53,464
		146,437
	Pharmaceutical Services - 3.6%
5,940	Asymchem Laboratories Tianjin Company, Ltd. - H Shares (c)	79,217
28,000	Biocytogen Pharmaceuticals Beijing Company, Ltd. - H Shares (b)	82,624
		161,841
	Pharmaceuticals - 26.2% (a)
52,000	China Medical System Holdings, Ltd.	73,069
116,000	China Resources Pharmaceutical Group, Ltd.	111,284
110,880	CSPC Pharmaceutical Group, Ltd. (c)	96,599
146,000	Grand Pharmaceutical Group, Ltd.	94,744
31,000	Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd. - H Shares	103,950
64,000	Hansoh Pharmaceutical Group Company, Ltd. (c)	105,955
104,500	Hua Medicine (b)(c)	24,696
25,870	Livzon Pharmaceutical Group, Inc. - H Shares	92,201
173,000	Luye Pharma Group, Ltd. (b)(c)	77,127
51,500	SciClone Pharmaceuticals Holdings, Ltd. (c)	69,077
40,500	Shanghai Fosun Pharmaceutical Group Company, Ltd. - H Shares	110,197
51,700	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	103,027
696,000	Sihuan Pharmaceutical Holdings Group, Ltd.	65,792
64,000	Simcere Pharmaceutical Group, Ltd. (c)	62,052
		1,189,770
	TOTAL COMMON STOCKS (Cost $7,066,056)	4,546,322

	SHORT-TERM INVESTMENTS - 0.0% (d)
593	First American Government Obligations Fund - Class X - 4.97% (e)	593
	TOTAL SHORT-TERM INVESTMENTS (Cost $593)	593
	TOTAL INVESTMENTS (Cost $7,066,649) - 100.0%	4,546,915
	Other Assets in Excess of Liabilities - 0.0% (d)	101
	NET ASSETS - 100.0%	$4,547,016

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2023, the market value of these securities total $2,335,763, which represents 51.4% of total net assets.

(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the annualized seven-day yield as of May 31, 2023.

Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Loncar China BioPharma ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,546,322	$-	$-	$4,546,322
Short-Term Investments	593	-	-	593
Total Investments in Securities	$4,546,915	$-	$-	$4,546,915
^See Schedule of Investments for breakout of investments by industry group classification.

For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.